Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Schedule of Company's Total Revenues by Category for each Reportable Segment	The following table presents the Company’s total revenues by category for each reportable segment:
years ended December 31	Products and Services	Freight	Total
(add 000)	2018
Mid-America Group	$1,133,754	$89,482	$1,223,236
Southeast Group	409,543	13,839	423,382
West Group	2,168,418	141,506	2,309,924
Total Building Materials Business	3,711,715	244,827	3,956,542
Magnesia Specialties	268,636	19,087	287,723
Total	$3,980,351	$263,914	$4,244,265

	2017
Mid-America Group	$982,214	$71,112	$1,053,326
Southeast Group	348,675	13,880	362,555
West Group	2,139,867	139,856	2,279,723
Total Building Materials Business	3,470,756	224,848	3,695,604
Magnesia Specialties	252,722	17,268	269,990
Total	$3,723,478	$242,116	$3,965,594

	2016
Mid-America Group	$945,193	$71,905	$1,017,098
Southeast Group	304,722	16,356	321,078
West Group	2,086,351	137,164	2,223,515
Total Building Materials Business	3,336,266	225,425	3,561,691
Magnesia Specialties	242,384	14,674	257,058
Total	$3,578,650	$240,099	$3,818,749

Summary of Information About the Company's Contract Balances	The following table presents information about the Company’s contract balances:
December 31
(add 000)	2018	2017
Costs in excess of billings	$1,975	$1,310
Billings in excess of costs	$6,743	$7,204